BONDS PAYABLE	6 Months Ended
Jun. 30, 2025
Bonds Payable
BONDS PAYABLE

11. BONDS PAYABLE

Convertible note consists of the following:

	June 30,	December 31,
	2025	2024
	US$	US$
Convertible Promissory Note	3,500,000	7,500,000
Total convertible note	3,500,000	7,500,000

Our holding company the Company entered into a Securities Purchase Agreement (“SPA”) with a non-U.S. investor (the “Purchaser” or “Holder”). Pursuant to the SPA dated January 31, 2023, the Company issued the Purchaser an Unsecured Convertible Promissory Note (the “Note”) with a face value of $9 million (the “Proceeds”) upon receiving the Proceeds from the Purchaser on February 2, 2023. The Note shall bear non-compounding interest at a rate per annum equal to 5% from the date of issuance until repayment of the Note unless the Purchaser elects to convert the Note into ordinary shares. If the Purchaser does not elect to convert the Note, then the outstanding principal amount and all accrued but unpaid interest on the Note shall be due and payable upon the one-year anniversary of the Issuance Date of the Note (the “Maturity Date”). The Purchaser has the right to convert the outstanding balance (excluding any and all accrued but unpaid interest on the Note as of the date of such notice) under the Note into the Company’s ordinary shares (the “Conversion Shares”) at a per share price equal to $0.00172, (70% of the average closing price of the American Depositary Receipts divided by 360 during the 30-consecutive trading day period immediately preceding the date of the Securities Purchase Agreement, equivalent to $0.688 per ordinary share after the share consolidation effected on February 28, 2023) according to the terms and conditions of the Note. Prior to repayment of the Note, the Holder may, in its sole discretion, elect to convert this Note during two select periods before the Maturity Date, including the fifteen days period preceding the calendar date six months after the date of issuance of the Note (the “First Election Period”), as well as the fifteen days period preceding the Maturity Date (the “Second Election Period”).

On February 2, 2024, The Company and the Holder entered into an amendment agreement of the Securities Purchase Agreement. The Company and the Holder desire to amend the terms of the Note, pursuant to which The Company shall repay $1,500,000 of the original U.S.$9,000,000 principal amount to the Holder in consideration of amending certain terms of the Note. The Adjusted Principal Amount of U.S.$7,500,000 from February 2, 2024 to February 1, 2025 (the “Maturity Date”), at an annual rate of 5%, until the repayment of the Note unless converted into ordinary shares of The Company in accordance with the agreed conversion conditions. Interest on this Note shall be computed on the basis of a 365-day year and actual days elapsed. Interest accrued on this Note shall be payable in arrears on the Maturity Date of this Note and shall be forgiven and waived by the Holder upon conversion of the Note. No more interest shall accrue on the Accrued Interest of the Original Note from the date hereof until the Maturity Date. In January and February 2024, we repaid the principal of $1,500,000, and paid the interest of $450,000 for the period from February 2, 2023 to February 1, 2024.

On February 3, 2025, The Company and the same investor (the “Purchaser” or “Holder”) entered into a new agreement of   the Securities Purchase Agreement (the “Agreement”). By execution of this Agreement, the Purchaser hereby acknowledges and agrees that (i) the original promissory note dated February 2, 2023 (the “2023 Note”), issued pursuant to the Securities Purchase Agreement dated January 31, 2023, had an initial principal amount of $9,000,000, of which The Company repaid $1,500,000 upon its original maturity, and the remaining principal of $7,500,000 was extended under an amendment dated February 2, 2024 (the “2024 Note”); (ii) upon the maturity of the 2024 Note, The Company repaid an additional $4,000,000, reducing the outstanding principal to $3,500,000; and (iii) upon issuance of the Note under this Agreement, the 2023 Note, as amended, will have been satisfied in full and deemed fully paid, with no further obligations owed by the Company under the 2023 Note or the 2024 Note. Pursuant to the Agreement, the Company promises to pay interest on the Principal Amount at the rate of five percent (5%) per annum simple interest from the Issuance Date, both of which shall be paid on the date that is twelve (12) months after the Issuance Date (and if such date is not a Business Day, the next Business Day) (the “Maturity Date”) in accordance with the terms set forth herein. All interest calculations hereunder shall be computed on the basis of a 365-day year and actual days elapsed and shall be payable in accordance with the terms of this Note. As set forth in the Note, at the election of the holder of the Note, such Note shall be convertible into certain number of ordinary shares of the Company at the Conversion Price, being 90% of the closing price, pursuant to Nasdaq.com, of the Company’s Ordinary Shares on the trading day immediately preceding the date of the Conversion Notice, which shall not be lower than the Floor Price, being 20% of the Nasdaq Official Closing Price of the Company’s Ordinary Shares immediately prior to the execution of this Agreement. In January 2025, we repaid the principal of $4,000,000, and paid the interest of $375,000 for the period from February 2, 2024 to February 2, 2025.

As ASU No.2020-06, the embedded conversion features no longer are separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost and a convertible preferred stock will be accounted for as a single equity instrument measured at its historical cost, as long as no other features require bifurcation and recognition as derivatives.